Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Receivables [Abstract]
Beginning balance	$ 997	$ 1,376	$ 1,254
Provision for credit losses	617	122	555
Net write-offs	(682)	(501)	(433)
Ending balance	$ 932	$ 997	$ 1,376